Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Transactions with key management personnel
Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2022	2021
Short-term employee benefits	$6,868	$5,995
Share-based compensation	9,043	5,917
Termination payments	1,758	—
Total compensation for key management personnel	$17,669	$11,912